Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement of comprehensive income [abstract]
Reclassification adjustments from other comprehensive income to retained earnings	$ (9)	$ (9)